PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant, and Equipment [Abstract]
Depreciation expense	$ 7,996	$ 13,266	$ 19,110